Cover	May 14, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 14, 2024
Entity File Number	000-50342
Entity Registrant Name	Digital Utilities Ventures,Inc.
Entity Central Index Key	0001253965
Entity Tax Identification Number	86-0515411
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	40 Good Counsel Drive, Suite 200
Entity Address, City or Town	Mankato
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	56001
City Area Code	617
Local Phone Number	588-0068
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true